Long-Term Employee Benefit Liabilities - Summary of Weighted Average Discount Rates Used in Measuring Company's Projected Retirement Medical Benefit Obligations and Net Periodic Benefit Cost (Detail) - Retirement Medical Benefits Plans [Member]
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Retirement medical benefit obligations	4.80%	5.10%
Net periodic benefit cost	5.10%	3.10%
Health care cost inflation	6.70%	6.80%